Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2019
Registrant Name	MAINSTAY FUNDS TRUST
Entity Central Index Key	0001469192
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 26, 2020
Document Effective Date	Mar. 30, 2020
Prospectus Date	Mar. 30, 2020
MainStay Cushing Energy Income Fund | Class R6
Prospectus:
Trading Symbol	CRUDX
MainStay Cushing Energy Income Fund | Class A
Prospectus:
Trading Symbol	CURAX
MainStay Cushing Energy Income Fund | Investor Class
Prospectus:
Trading Symbol	CURNX
MainStay Cushing Energy Income Fund | Class I
Prospectus:
Trading Symbol	CURZX
MainStay Cushing Energy Income Fund | Class C
Prospectus:
Trading Symbol	CURCX
MainStay Cushing MLP Premier Fund | Class R6
Prospectus:
Trading Symbol	CSHDX
MainStay Cushing MLP Premier Fund | Investor Class
Prospectus:
Trading Symbol	CSHNX
MainStay Cushing MLP Premier Fund | Class I
Prospectus:
Trading Symbol	CSHZX
MainStay Cushing MLP Premier Fund | Class C
Prospectus:
Trading Symbol	CSHCX
MainStay Cushing MLP Premier Fund | Class A
Prospectus:
Trading Symbol	CSHAX
MainStay Cushing Renaissance Advantage Fund | Class R6
Prospectus:
Trading Symbol	CRZDX
MainStay Cushing Renaissance Advantage Fund | Investor Class
Prospectus:
Trading Symbol	CRZNX
MainStay Cushing Renaissance Advantage Fund | Class I
Prospectus:
Trading Symbol	CRZZX
MainStay Cushing Renaissance Advantage Fund | Class C
Prospectus:
Trading Symbol	CRZCX
MainStay Cushing Renaissance Advantage Fund | Class A
Prospectus:
Trading Symbol	CRZAX